Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2015
Earnings (Loss) Per Common Share [Abstract]
Earnings (Loss) Per Common Share

NOTE 23 – EARNINGS (LOSS) PER COMMON SHARE

The two-class method is used in the calculation of basic and diluted earnings per share.  Under the two-class method, earnings available to common stockholders for the period are allocated between common stockholders and unvested share-based payment awards according to dividends declared (or accumulated) and participation rights in undistributed earnings.  The factors used in the earnings per share computation follow:

	2015	2014
Basic
Net earnings (loss)	$4,477	$479
Preferred dividends on Series B stock	(857)	(421)
Net earnings (loss) allocated to common stockholders	$3,620	$58

Weighted average common shares outstanding including unvested share-based payment awards	15,857,127	15,823,710
Less: Unvested share-based payment awards	-	-
Average shares	15,857,127	15,823,710
Basic earnings (loss) per common share	$0.23	$0.00

Diluted
Net earnings (loss) allocated to common stockholders	$3,620	$58
Add back: Preferred Dividends on Series B stock	857	-
Net earnings (loss) allocated to fully-diluted	$4,477	$58

Weighted average common shares outstanding for basic earnings (loss) per common share	15,857,127	15,823,710
Add: Dilutive effects of assumed exercises of stock options	8,473	30,279
Add: Dilutive effects of assumed exercises of Series B preferred stock	6,857,143	-
Average shares and dilutive potential common shares	22,722,743	15,853,989
Diluted loss per common share	$0.20	$0.00

The following potential common shares were anti-dilutive and not considered in computing diluted earnings (loss) per common share.

	2015	2014
Stock options	417,058	245,381
Series B preferred stock	-	6,857,143
Stock warrants	1,152,125	1,152,125